Note 2 - Segment and Revenue Information	6 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Disclosure of revenue from contracts with customers [text block]
Note 2.	Segment and Revenue Information

The table below specifies the contribution from the Browser and News segment (in thousands):

	Six months ended June 30,
	2022	2023
Revenue from contracts with customers:
Advertising	$81,521	$102,303
Search	65,760	76,644
Technology licensing and other revenue	646	1,891
Total revenue	147,927	180,838
Direct expenses:
Technology and platform fees	(2,284)	(1,953)
Content cost	(2,103)	(1,983)
Cost of inventory sold	(15,504)	(35,523)
Marketing and distribution expenses	(59,238)	(51,387)
Credit loss expense	(114)	(2,441)
Total direct expenses	(79,242)	(93,288)
Contribution by segment	$68,685	$87,550

The table below specifies the contribution from the Other segment (in thousands):

	Six months ended June 30,
	2022	2023
Revenue from contracts with customers:
Advertising	$14	$45
Technology licensing and other revenue	1,476	303
Total revenue	1,490	347
Direct expenses:
Technology and platform fees	-	(2)
Marketing and distribution expenses	(187)	(5)
Credit loss expense	3	(5)
Total direct expenses	(184)	(13)
Contribution by segment	$1,306	$335

The table below reconciles the segment profit to profit before income taxes (in thousands):

	Six months ended June 30,
	2022	2023
Contribution by segments	$69,991	$87,885
Other operating income	242	180
Personnel expenses, including share-based remuneration	(35,499)	(41,423)
Depreciation and amortization	(7,011)	(6,735)
Other operating expenses	(13,933)	(13,422)
Share of net loss of equity-accounted investees	(6)	-
Finance income	2,437	6,723
Finance expenses	(26,496)	(453)
Foreign exchange gain (loss)	(648)	676
Profit (loss) before income taxes	$(10,922)	$33,431